12. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

11.	SHAREHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock authorized with a par value of $0.0001. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by the Company’s stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, and conversion rights. As of March 31, 2019, there were no shares of Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue up to 450,000,000 shares of common stock with a par value of $0.0001. As of March 31, 2019, and December 31, 2018, there were 8,160,715 and 8,160,715 shares of common stock (post-split) issued and outstanding, respectively.

STOCK WARRANTS

On January 30, 2019, we granted 20,000 5-year warrants with exercise prices of $4.00 valued at $312,000 for services. The warrants above were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $15.60; b) risk-free rate of 2.49%; c) volatility factor of 521.46%; d) dividend yield of 0%.

The following is a summary of stock warrant activity during the quarter ended March 31, 2019.

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	162,500	$4.00
Warrants granted and assumed	20,000	$4.00
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, March 31, 2019	182,500	$4.00
Balance exercisable, March 31, 2019	182,500	$4.00

As of March 31, 2019, the outstanding warrants have a weighted average remaining term of was 2.04 years and an intrinsic value of $2,920,000.

STOCK OPTIONS

The Company did not grant any options during the quarter ended March 31, 2019. The Company recognized stock option expense of $297,800 for options granted in the prior year.

The following is a summary of stock option activity during the three months ended March 31, 2019:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	500,833	$2.80
Options granted and assumed
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance outstanding, March 31, 2019	500,833	$2.80
Balance exercisable, March 31, 2019	500,833	$2.80

As of March 31, 2019, the outstanding options have a weighted average remaining term of was 8.30 years and an intrinsic value of $8,547,333.

12.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock authorized with a par value of $0.0001. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by the Company’s stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, and conversion rights. As of December 31, 2018 and 2017, there were no shares of Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue up to 450,000,000 shares of common stock with a par value of $0.0001. As of December 31, 2018, and 2017, there were 8,160,715 and 8,139,263 shares of common stock issued and outstanding (Post-split), respectively.

During the year ended December 30, 2018, the Company repurchased 2,353 shares of common stock (Post-split) for $32,000 related to the Globe Photos Asset Purchase Agreement entered on July 22, 2015.

As of December 31, 2018, the Company has repurchased 8,799 shares (Post-split) from Globe for cash payments of $120,000

During the year ended December 31, 2018, the Company in connection with a consulting agreement issued 25,000 shares of common stock (Post-Split) for $25,000.

On October 11, 2018, the Company issued 5,250 shares of common stock (Post-split) valued at $23,100 for the settlement of consulting fees.

STOCK WARRANTS

On December 17, 2018, we granted 162,500 (Post-split) 2-year warrants to various individuals in relation to our debt offering with exercise prices of $0.10 valued at $1,300,126 for services. The warrants above were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $8.40; b) risk-free rate of 2.72%; c) volatility factor of 359.82%; d) dividend yield of 0%.

The following is a summary of stock warrant activity during the year ended December 31, 2018.

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2017	–	$–
Warrants granted and assumed	162,500	$4.00
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, December 31, 2018	162,500	$4.00
Balance exercisable, December 31, 2018	162,500	$4.00

As of December 31, 2018, the outstanding warrants have a weighted average remaining term of was 1.95 years and an intrinsic value of $845,000.

STOCK OPTIONS

The following is a summary of stock option activity during the year ended December 31, 2018:

On June 1, 2018, the Company granted 54,583 (Post-split), 10-year stock Options of which 52,083 (Post-split) was in lieu of common stock with exercise prices of $0.4 valued at $327,488 for services and settlement of $104,167 in accrued liabilities. The difference between the fair value of the Options and accrued liability was recorded as a loss on settlement of accrued liability in the amount of $208,322 during the year ended December 31, 2018. The Options were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $6.00; b) risk-free rate of 2.89%; c) volatility factor of 238%; d) dividend yield of 0%

On October 24, 2018, we granted Shamar Tobias, our Chief Financial Officer 50,000 five-year stock Options (Post-split), at an exercise price of $4.00 per share valued $297,715. 12,500 option shares are vested on the date of grant and 12,500 option shares vest every six months of service thereafter up to the maximum of 50,000 option shares.

On November 15, 2018, we granted Daniel DiEdwardo our Chief Operating Officer 131,250 ten-year option (Post-split), to purchase at an exercise price of $2.00 per share valued at $577,500. The option is 100% vested on issuance.

On November 15, 2018, we granted Scott Black our Chief Legal Officer 187,500 ten-year option (Post-split), to purchase at an exercise price of $2.00 per share valued at $825,000. The option is 100% vested on issuance.

On December 30, 2018, we granted, 75,000 5-year cashless Options(Post-split), to our investor relations firm with an exercise price of $8.00 valued at $744,501 for services.

As of the December 31, 2018, we had total expense related to the issuance of stock option of $1,492,499. The options above were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $4.40- $10.00; b) risk-free rate of 2.65 – 3.11%; c) volatility factor of 227-314%; d) dividend yield of 0%.

Summary of option activity as of December 31, 2018 is presented below:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2016	–	–
Options granted and assumed	2,500	$4.00
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance, December 31, 2017	2,500	$4.00
Options granted and assumed	498,333	$0.80
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance outstanding, December 31, 2018	500,833	$2.80
Balance exercisable, December 31, 2018	388,333	2.80

As of December 31, 2018, the outstanding options have a weighted average remaining term of was 8.55 years and an intrinsic value of $3,138,333.